Note 6 - Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Changes in the Allowance for Loan Losses [Table Text Block]
	201 8	2017	2016

Balance, Beginning of Year	$7,507,508	$8,923,293	$8,603,905

Provision for Loan Losses	200,500	390,000	1,062,000
Loans Charged Off	(965,447)	(2,915,753)	(2,087,850)
Recoveries of Loans Previously Charged Off	534,245	1,109,968	1,345,238

Balance, End of Year	$7,276,806	$7,507,508	$8,923,293

Allowance for Credit Losses on Financing Receivables [Table Text Block]
201 8	Beginning Balance	Charge- O ffs	Recoveries	Provision	Ending Balance

Commercial and Agricultur al
Commercial	$446,675	$(123,528)	$139,466	$(93,049)	$369,564
Agricultural	185,904	(122,873)	22,031	163,188	248,250

Real Estate
Commercial Construction	1,216,015	-	155,272	(1,256,413)	114,874
Residential Construction	-	-	-	16,530	16,530
Commercial	3,873,959	(257,424)	40,052	892,523	4,549,110
Residential	968,101	(162,235)	90,703	284,483	1,181,052
Farmland	779,531	-	12,228	(90,210)	701,549

Consumer and Other
Consumer	33,993	(299,387)	72,386	279,121	86,113
Other	3,330	-	2,107	4,327	9,764

	$7,507,508	$(965,447)	$534,245	$200,500	$7,276,806

2017

Commercial and Agricultur al
Commercial	$456,197	$(299,079)	$136,499	$153,058	$446,675
Agricultural	167,692	(159,500)	3,963	173,749	185,904

Real Estate
Commercial Construction	322,725	(51,977)	266,459	678,808	1,216,015
Residential Construction	13,491	-	-	(13,491)	-
Commercial	5,750,998	(966,014)	527,150	(1,438,175)	3,873,959
Residential	1,396,099	(1,048,337)	82,079	538,260	968,101
Farmland	722,331	(60,902)	16,750	101,352	779,531

Consumer and Other
Consumer	80,265	(329,944)	74,933	208,739	33,993
Other	13,495	-	2,135	(12,300)	3,330

	$8,923,293	$(2,915,753)	$1,109,968	$390,000	$7,507,508
2016	Beginning Balance	Charge -O ffs	Recoveries	Provision	Ending Balance

Commercial and Agricultur al
Commercial	$855,364	$(304,918)	$66,738	$(160,987)	$456,197
Agricultural	203,091	(19,258)	4,150	(20,291)	167,692

Real Estate
Commercial Construction	690,766	(25,318)	814,586	(1,157,309)	322,725
Residential Construction	19,890	-	-	(6,399)	13,491
Commercial	3,850,527	(992,067)	206,154	2,686,384	5,750,998
Residential	1,990,355	(361,630)	49,660	(282,286)	1,396,099
Farmland	911,692	(119,576)	145,000	(214,785)	722,331

Consumer and Other
Consumer	63,377	(265,083)	52,629	229,342	80,265
Other	18,843	-	6,321	(11,669)	13,495

	$8,603,905	$(2,087,850)	$1,345,238	$1,062,000	$8,923,293

Schedule of Allowance for Loan Losses by Portfolio Segment [Table Text Block]
	Ending Allowance Balance			Ending Loan Balance
2018	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$6,264	$363,300	$369,564	$83,309	$57,327,164	$57,410,473
Agricultural	-	248,250	248,250	27,031	16,771,712	16,798,743

Real Estate
Commercial Construction	38,930	75,944	114,874	467,384	47,381,370	47,848,754
Residential Construction	-	16,530	16,530	-	12,499,744	12,499,744
Commercial	1,275,837	3,273,273	4,549,110	15,413,112	358,120,450	373,533,562
Residential	60,716	1,120,336	1,181,052	2,067,906	185,646,466	187,714,372
Farmland	35,984	665,565	701,549	2,157,281	60,551,717	62,708,998

Consumer and Other
Consumer	-	86,113	86,113	-	18,485,199	18,485,199
Other	-	9,764	9,764	-	5,027,523	5,027,523

Total End of Year Balance	$1,417,731	$5,859,075	$7,276,806	$20,216,023	$761,811,345	$782,027,368
	Ending Allowance Balance			Ending Loan Balance
2017	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$-	$446,675	$446,675	$77,599	$48,044,664	$48,122,263
Agricultural	-	185,904	185,904	5,121	16,437,460	16,442,581

Real Estate
Commercial Construction	65,635	1,150,380	1,216,015	493,067	44,720,893	45,213,960
Residential Construction	-	-	-	-	8,583,446	8,583,446
Commercial	1,712,557	2,161,402	3,873,959	18,010,035	333,161,633	351,171,668
Residential	27,123	940,978	968,101	2,040,125	192,008,820	194,048,945
Farmland	21,369	758,162	779,531	1,035,572	66,732,083	67,767,655

Consumer and Other
Consumer	-	33,993	33,993	-	18,956,028	18,956,028
Other	-	3,330	3,330	-	14,977,309	14,977,309

Total End of Year Balance	$1,826,684	$5,680,824	$7,507,508	$21,661,519	$743,622,336	$765,283,855

2016

Commercial and Agricultural
Commercial	$-	$456,197	$456,197	$6,671	$47,018,207	$47,024,878
Agricultural	-	167,692	167,692	-	17,079,579	17,079,579

Real Estate
Commercial Construction	21,135	301,590	322,725	72,296	30,286,066	30,358,362
Residential Construction	-	13,491	13,491	-	11,830,447	11,830,447
Commercial	3,021,943	2,729,055	5,750,998	22,422,451	326,667,580	349,090,031
Residential	362,522	1,033,577	1,396,099	2,911,874	192,668,093	195,579,967
Farmland	29,172	693,159	722,331	1,044,047	65,833,150	66,877,197

Consumer and Other
Consumer	-	80,265	80,265	-	19,695,241	19,695,241
Other	-	13,495	13,495	-	16,747,861	16,747,861

Total End of Year Balance	$3,434,772	$5,488,521	$8,923,293	$26,457,339	$727,826,224	$754,283,563